Consolidated Statements of Loss and Comprehensive Loss - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Details
Sales	[1]	$ 23,338,528	$ 0
Cost of sales, before fair value adjustments		9,486,087	0
Net Sales		13,852,441	0
Unrealized change in fair value of biological assets	[2]	(543,116)	0
Realized fair value amounts included in inventory sold		45,232	0
Gross profit		13,354,557
Expenses
General and administration		10,695,379	2,951,403
Salaries and wages		6,777,330	568,167
Depreciation and amortization	[3]	15,291,977	1,898
Earn-out compensation	[4]	9,805,500	0
Share-based compensation	[5]	3,955,976	3,796,095
Sales and marketing		1,762,223	913,412
Total Expenses		48,288,385	8,230,975
Loss from operations before other expenses (income)		(34,933,828)	(8,230,975)
Other expense (income)
Finance expense (income), net		5,272,428	(399,060)
Foreign exchange		1,677,976	1,385,803
Management fees		(425,610)	(1,111,637)
(Gain) Loss on revaluation of call/put option	[6]	(53,619,465)	4,407,819
Gain on disposal of property, plant and equipment	[7]	(232,874)	0
Write off of deposit	[4]	1,853,059	0
Listing expense	[8]	31,705,481	0
Revaluation of financial instruments		530,451	0
Total other expense (income)		(13,238,554)	4,282,925
Loss before income taxes		(21,695,274)	(12,513,900)
Current income tax expense	[9]	3,125,261	0
Deferred income tax recovery	[9]	(6,243,668)	0
Net loss		(18,576,867)	(12,513,900)
Translation adjustment on consolidation of foreign subsidiaries		(1,896,622)	0
Comprehensive loss		$ (20,473,489)	$ (12,513,900)
Net loss per share, basic and diluted	[10]	$ (0.14)	$ (0.16)
Weighted average number of shares outstanding		137,571,316	80,700,135

[1]	Note 25.
[2]	Note 8.
[3]	Notes 10, 13.
[4]	Note 6.
[5]	Note 18.
[6]	Note 12.
[7]	Note 10.
[8]	Note 5.
[9]	Note 20.
[10]	Note 19.